Equity - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019
Investment in Kotak Mahindra Bank [member]
Transfer of revaluation reserve to retained earnings	€ 320
Reserve of cash flow hedges [member]
Changes in equity		€ 830